Property, plant and equipment (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Impairment Charges	$ 1,415	$ 1,415
Continuing Operations [Member]
Depreciation	$ 1,953	2,099	$ 2,084
Asset Impairment Charges		970,000	60,000
Discontinued Operations [Member]
Depreciation		$ 209	$ 83